Segment Disclosures (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of segment revenues and segment profit (loss)
Revenues	$ 6,835		$ 7,471		$ 7,916
Segment profit (loss)	1,677		1,907		2,174
Equity earnings (losses)	104		111		142
Income (loss) from investments	(3)		(4)		(4)
Operating income	1,407		1,610		1,914
Other financial information:
Depreciation and amortization	791		734		637
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	23,571		20,678
Investments	2,187		1,800
Additions to long-lived assets	3,409		5,858		1,494
Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	2,914		2,714		2,518
Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	3,921		4,757		5,398
Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	335		168		49
Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	166		2		0
Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,414		1,371		1,332
Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	830		709		606
West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,053		1,067		1,053
West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	64		40		11
NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	112		108		84
NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	2,861		4,006		4,781
Operating Segments [Member]
Reconciliation of segment revenues and segment profit (loss)
Operating income	1,576		1,800		2,036
Operating Segments [Member] | Northeast G&P [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	501		170		49
Segment profit (loss)	(24)		(37)		23
Equity earnings (losses)	(7)		(23)		(1)
Income (loss) from investments	0		0		0
Operating income	(17)		(14)		24
Other financial information:
Depreciation and amortization	132		76		5
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	6,229		4,745
Investments	737		511
Additions to long-lived assets	1,376		3,909	[1]	204
Operating Segments [Member] | Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	335		168		49
Operating Segments [Member] | Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	166		2		0
Operating Segments [Member] | Atlantic-Gulf [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	2,349		2,455		2,469
Segment profit (loss)	614		574		585
Equity earnings (losses)	72		92		90
Income (loss) from investments	0		0		0
Operating income	542		482		495
Other financial information:
Depreciation and amortization	363		381		365
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	10,007		8,734
Investments	930		774
Additions to long-lived assets	1,072		1,002		650
Operating Segments [Member] | Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,424		1,383		1,332
Operating Segments [Member] | Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	925		1,072		1,137
Operating Segments [Member] | West [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,826		2,201		2,690
Segment profit (loss)	741		980		1,181
Equity earnings (losses)	0		0		0
Income (loss) from investments	0		0		0
Operating income	741		980		1,181
Other financial information:
Depreciation and amortization	236		234		236
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	4,767		4,688
Investments	0		0
Additions to long-lived assets	210		360		301
Operating Segments [Member] | West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	1,054		1,072		1,057
Operating Segments [Member] | West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	772		1,129		1,633
Operating Segments [Member] | NGL & Petchem Services [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	3,267		4,372		4,921
Segment profit (loss)	346		390		385
Equity earnings (losses)	39		42		53
Income (loss) from investments	(3)		(4)		(4)
Operating income	310		352		336
Other financial information:
Depreciation and amortization	60		43		31
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	3,035		2,469
Investments	520		515
Additions to long-lived assets	746		571		314
Operating Segments [Member] | NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	112		108		84
Operating Segments [Member] | NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	3,155		4,264		4,837
Intersegment Eliminations [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(1,108)		(1,727)		(2,213)
Other financial information:
Depreciation and amortization	0		0		0
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	(614)	[2]	(367)	[2]
Investments	0		0
Additions to long-lived assets	0		0		0
Intersegment Eliminations [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(11)		(17)		(4)
Intersegment Eliminations [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(1,097)		(1,710)		(2,209)
Intersegment Eliminations [Member] | Northeast G&P [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0		0		0
Intersegment Eliminations [Member] | Northeast G&P [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0		0		0
Intersegment Eliminations [Member] | Atlantic-Gulf [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(10)		(12)		0
Intersegment Eliminations [Member] | Atlantic-Gulf [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(95)		(363)		(531)
Intersegment Eliminations [Member] | West [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(1)		(5)		(4)
Intersegment Eliminations [Member] | West [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(708)		(1,089)		(1,622)
Intersegment Eliminations [Member] | NGL & Petchem Services [Member] | Service [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	0		0		0
Intersegment Eliminations [Member] | NGL & Petchem Services [Member] | Product [Member]
Reconciliation of segment revenues and segment profit (loss)
Revenues	(294)		(258)		(56)
Corporate Non-Segment [Member]
Reconciliation of segment revenues and segment profit (loss)
Operating income	(169)		(190)		(122)
Total assets, investments and additions to long-lived assets by reporting segment
Total assets	147		409
Investments	0		0
Additions to long-lived assets	$ 5		$ 16		$ 25

[1]	2012 Additions to long-lived assets includes the Caiman and Laser Acquisitions. (See Note 2 – Acquisitions, Goodwill, and Other Intangible Assets.)
[2]	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.